TYPE                13F-HR
PERIOD              3/31/07
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: March 31,2007

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         May 10, 2007
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the commission.


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         18

Form 13F Information Table Value Total:    $  778,707
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERSSOLE      SHARED     NONE
-------------------------------------------------------------------------------------------------------------- -------- --------
Annaly Cap Mgmt Inc         COM         035710409         127,108 8,211,129 SH      SOLE                    8,211,129
C-COR Inc                   COM         125010108           3,658   263,939 SH      SOLE                       263,939
Digital River Inc           COM         25388b104             564    10,200 SH      SOLE                         10,200
Fairfax Financial Holdings  SUB VTG     303901102          33,575   149,500 SH      SOLE                                149,500
Fairfax Financial Holdings  SUB VTG     303901102          33,687   150,000 SH      OTHER      1               150,000
Gartner Inc                 COM         366651107          45,223 1,888,244 SH      SOLE                    1,888,244
IShares Russell 2000 Index FRUSSELL 2000464287655         221,599 2,787,064 SH      SOLE                    2,787,064
Interwoven Inc              COM         46114t508          27,950 1,653,847 SH      SOLE                    1,653,847
Navarre Corp                COM         639208107           1,213   323,342 SH      SOLE                       323,342
Novastar Financial Inc      COM         669947400           3,128   625,493 SH      SOLE                       533,794      91,699
Novastar Financial Inc      COM         669947400             386    77,294 SH      OTHER      1                 77,294
Omnivision Tech Inc         COM         682128103             330    25,477 SH      SOLE                         25,477
Powerwave Technologies Inc  COM         739363109          50,015 8,789,997 SH      SOLE                    8,789,997
Safeway Inc.                COM NEW     786514208          73,344 2,001,745 SH      SOLE                    2,001,745
Sealy Corp                  COM         812139301         116,214 6,648,400 SH      SOLE                    6,648,400
Sealy Corp                  CALL        812139951           2,622   150,000 SH  CALLSOLE                       150,000
Take Two Interactive SoftwarCOM         874054109          25,959 1,288,905 SH      SOLE                    1,288,905
Take Two Interactive SoftwarCOM         874054109          12,132   602,384 SH      OTHER      1               602,384

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